Condensed Consolidating Statements of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 1,282	$ 1,129	$ 924
Other comprehensive income (loss)	(320)	310	792
Total comprehensive income, net of tax	962	1,439	1,716
Less: Comprehensive Income-Noncontrolling Interests	100	96	86
Comprehensive income-controlling interests	862	1,343	1,630
Spectra Energy Corp
Condensed Financial Statements, Captions [Line Items]
Net Income	1,184	1,049	849
Other comprehensive income (loss)	(21)	7	45
Total comprehensive income, net of tax	1,163	1,056	894
Comprehensive income-controlling interests	1,163	1,056	894
Spectra Energy Capital, LLC
Condensed Financial Statements, Captions [Line Items]
Net Income	1,183	1,062	857
Other comprehensive income (loss)	2	(9)	(9)
Total comprehensive income, net of tax	1,185	1,053	848
Comprehensive income-controlling interests	1,185	1,053	848
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Income	1,764	1,572	1,314
Other comprehensive income (loss)	(301)	312	756
Total comprehensive income, net of tax	1,463	1,884	2,070
Less: Comprehensive Income-Noncontrolling Interests	100	96	86
Comprehensive income-controlling interests	1,363	1,788	1,984
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net Income	(2,849)	(2,554)	(2,096)
Total comprehensive income, net of tax	(2,849)	(2,554)	(2,096)
Comprehensive income-controlling interests	$ (2,849)	$ (2,554)	$ (2,096)